Exhibit 99.1

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
450001151		Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance is due to Lender did not include HOA payment for primary residence pg XXX
450001159		Qualifying Total Debt Income Ratio	XXX	XXX	The lender used the PITI for the first mortgage from the credit report. The loan Statement in the file from XXX and all the monthly bank Statement from XXX show monthly payment of XXX and this is automatically deducted each month from the borrowers XXX account. Automatic Loan Payment Loan XXX The loan Statement show interest and principal changes frequently
450001161		Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance is due to XXX debt with XXX credit line. The debt is not reflecting on the 1003 or in qualifying debt. Lender's DTI is XXX% and audit DTI is XXX%.
450001179		Qualifying Total Debt Income Ratio	XXX	XXX	XXX% DTI is less than guideline XXX% ($XXX/$XXX= XXX%)
450001183		Qualifying Total Debt Income Ratio	XXX	XXX	Per the mortgage Statement on page #XXX, the total escrow withheld was $XXX; the HOI was $XXX/mth and Taxes were $XXX/mth=$XXX/mth-$XXX=$XXX/mth- the $XXX/mth MI (page #XXX mortgage Statement) was not added to the monthly PITIA. Therefore added XXX to other monthly housing expense increasing DTIR from XXX% to XXX% (Still qualifies, under XXX% DTIR guidelines.
450001225		Qualifying Total Debt Income Ratio	XXX	XXX	Reviewer is unable determine source of Lenders mortgage payment calculation XXX for the investment property located at XXX XXX. Based on the credit report in file the monthly payment is XXX Review DTI is XXX%.
450001291		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy in income of XXX for B2
450001307		Qualifying Total Debt Income Ratio	XXX	XXX	Using only the base wages and OT from both borrower and co borrower. XXX XXX and XXX W2s don't support commission income that the Borrower is receiving this year.
450001313		Qualifying Total Debt Income Ratio	XXX	XXX	Acceptable discrepancy due to base income difference in income.
450001321		Qualifying Total Debt Income Ratio	XXX	XXX	bonus income is XXX less than what the lender qualified them with
450001349		Qualifying Total Debt Income Ratio	XXX	XXX	Loan was qualified at origination with XXX monthly base income. Borrower is a XXX. Current paystub indicates pay rate of XXX but the itemized earnings in the paystub shows that borrower gets paid different rates based on the specific reason for the home-care visit. In addition, borrower does not work XXX hours per week. To calculate qualifying monthly income, XXX used the average of XXX W2 and YTD reg/pay per visit earnings reflected in current paystub and that computes to XXX monthly. Using this more conservative base income along with the XXX total monthly SS and retirement, DTI increased from XXX% to XXX%; not material and still within the XXX% guideline.
450001355		Qualifying Total Debt Income Ratio	XXX	XXX	Variance is due to rental income for the XXX property. Per the mortgage Statement, taxes and XXX are not XXX. When taxes and XXX are included in the calculation - the REO income is decreased. Final calculation for rental income - $XXX.
450001357		Qualifying Total Debt Income Ratio	XXX	XXX	income from XXX is XXX vs XXX
450001403		Qualifying Total Debt Income Ratio	XXX	XXX	Variance due to less income used by audit for B1: Base used XXX per monthly paystub. Per the VVOE borrower works extra duty assignments: calculated income $XXX. Total used by Audit XXX + XXX = XXX vs lender XXX.
450001409		Qualifying Total Debt Income Ratio	XXX	XXX	Difference in income calculations. Base wages XXX vs XXX and bonus income XXX vs $,XXX. Overall XXX vs XXX
450001433		Qualifying Total Debt Income Ratio	XXX	XXX	Slight variance in the calculation (cents off). No issue.
450001465		Qualifying Total Debt Income Ratio	XXX	XXX	rounding
450001479		Qualifying Total Debt Income Ratio	XXX	XXX	Income slightly off causing DT to be different from lenders.
450001499		Qualifying Total Debt Income Ratio	XXX	XXX	Variance is due to the rental income given. The Lender gave a rental loss income of XXX and the Audit gave a rental loss of XXX per the tax form on page#XXX - this is a vacant land next to the property.
450001505		Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance is due to HOA amount
450001525		Qualifying Total Debt Income Ratio	XXX	XXX	The subject has HOA Fees that were submitted in the amount of $XXX/mth; the HOA Statement on page #XXX confirmed total amount due was XXX of which $XXX/yr was due for XXX not $XXX/mth
450001539		Qualifying Total Debt Income Ratio	XXX	XXX	XXX% DTI is lower than guideline XXX% ($XXX (total monthly payment /$XXX = XXX% DTI) hoa =$XXX per month ($XXX per month on XXX)
450001541		Qualifying Total Debt Income Ratio	XXX	XXX	Due to variance in VA Comp income lender used XXX vs audit used XXX
450001545		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due to counting the XXX account with a XXX payment to the DTI. No assets in file to cover the XXX account.
450001549		Qualifying Total Debt Income Ratio	XXX	XXX	lender uses rounding system, tape is correct.
450001553		Qualifying Total Debt Income Ratio	XXX	XXX	Difference due to Audit excluded XXX XXX payment excluded due to Authorized User acct.
450001577		Qualifying Total Debt Income Ratio	XXX	XXX	Lender using a higher qualifying income
450001587		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due to using base income difference from lender to TPR calculation. Borrower is wage earner paid Bi-weekly XXX x XXX / XXX = XXX Lender used $XXX. UW Used XXX to qualify. Do not agree with lender due to the fact of the W2 base substantially lower.
450001617		Qualifying Total Debt Income Ratio	XXX	XXX	Lender did not provide all pages of the tax return. The Schedule E is missing and verification of the rents received for REO property XXX XXX cannot be verified.
450001663		Qualifying Total Debt Income Ratio	XXX	XXX	DTI Ratio is negligible. Increase is due to slight decrease in calculated income.
450001669		Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance is due to Audit including additional liability
450001735		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used XXX monthly for HOA, the actual is XXX monthly HOA
450001743		Qualifying Total Debt Income Ratio	XXX	XXX	XXXs calculated income for the co borrower who is a XXX is slightly less than the XXXs. XXX vs $XXX. CO borrower is paid XXX months
450001769		Qualifying Total Debt Income Ratio	XXX	XXX	Variance is due to 2nd home PITI calculation. Lender PITI was $XXX. lender DTI XXX/XXX%. Audit PITI per tax bill on page# XXX & HOI page# XXX Mortgage Statement on page# XXX Total PITI XXX DTI XXX/XXX%.
450001811		Qualifying Total Debt Income Ratio	XXX	XXX	Per current 1st lien mortgage Statement, there is a HOI payment included in the Escrow fees and calculated at XXX per month. Included in the calculation which increased the DTI to XXX.
450001895		Qualifying Total Debt Income Ratio	XXX	XXX	Slight variance in the liabilities. The XXX account was included per current credit report.
450001909		Qualifying Total Debt Income Ratio	XXX	XXX	DTI is off due to excluding one of the CBNA payments that was a C3 account so UW excluded it. Account numbers are also the same showing its a duplicate account.
450001999		Qualifying Total Debt Income Ratio	XXX	XXX	XXX and lender calculation for part time income varied income XXX vs XXX differ. Lender used two social security incomes, one from XXX and the other from XXX awards letter. Borrower only receives one social security. Lender excluded XXX loan XXX this loan was not paid off at closing and not listed on the 1003. XXX added the XXX loan back into the debt ratio.
450002013		Qualifying Total Debt Income Ratio	XXX	XXX	The discrepancy in DTI is the HOA fee verified was XXX versus XXX monthly that was used to qualify. The file contained an HOA Statement/letter on page XXX that supported a higher fee.
450002025		Qualifying Total Debt Income Ratio	XXX	XXX	XXX calculated income differ from lenders XXX vs XXX from borrower lawsuit settlement > XXX used direct deposited amounts
450002035		Qualifying Total Debt Income Ratio	XXX	XXX	Using lower YTD income of XXX from audit calculation resulting in slightly higher DTI of XXX%
450002041		Qualifying Total Debt Income Ratio	XXX	XXX	XXX DT variance - Lender used XXX for overtime and XXX for bonus income. Paystub showed XXX for overtime and no bonus income.
450002055		Qualifying Total Debt Income Ratio	XXX	XXX	XXX paystub shows BR is paid weekly at XXX or XXX per month. Lender used XXX which includes LTD and term life pay. Audit used XXX base pay. XXX paystub and XXX W2 does not support lender using XXX bonus income. Audit used XXX bonus pay.
450002067		Qualifying Total Debt Income Ratio	XXX	XXX	Review monthly rental income (p.XXX) is $XXX. Lender's calculation is $XXX.
450002077		Qualifying Total Debt Income Ratio	XXX	XXX	Borrower was qualified at origination with XXX monthly base income. Current paystubs reflect varied bi-weekly hours. XXX conservatively calculated monthly base income by averaging the YTD base earnings from paystub for period ending XX/XX/XXXX and it computes to XXX ($XXX/XXX) - see Income Calc Worksheet. When the more conservative XXX monthly income is used, the DTI increased from XXX% to XXX%; not material and still within the XXX% guideline.
450002087		Qualifying Total Debt Income Ratio	XXX	XXX	The DTI variance is due to the lender using XXX per month for Borrower 1 and the XXX verified a monthly salary in the amount of XXX per most recent year to date paystub.
450002107		Qualifying Total Debt Income Ratio	XXX	XXX	Variance is due to income calculation. Lender's income used $XXX. Audit income used is XXX
450002115		Qualifying Total Debt Income Ratio	XXX	XXX	The variance in the backend DTI is due to XXXs average of Overtime income being lower the lenders. XXX averaged current YTD and prior years overtime resulting in overtime income of XXX per month from Lenders overtime income monthly of $XXX.
450002165		Qualifying Total Debt Income Ratio	XXX	XXX	Variance in income calculation is the XXX travel and entertainment left out of XXX 1120S calculation for both borrowers and is causing the variance in income of lender's income of XXX vs Audit income of XXX for B1 & B2 income variance is lender's income of XXX vs Audit income of $XXX. DTI variance is XXX% vs XXX%
450002185		Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy is due to using the monthly income amount of $XXX. This amount is reflected in the most recent monthly paystub as well as the averages for the ytd.
450002191		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used a higher value for P/I payment for primary first mortgage. Audit pulled P/I directly from mortgage Statement. There is a XXX payment, how this is included in debt and the figure does not support the P/I Payment the lender used.
450002195		Qualifying Total Debt Income Ratio	XXX	XXX	The loan was qualified at origination with XXX monthly hazard XXX ($XXX/XXX) but the hazard XXX documentation in file reflects XXX total policy premium which computes to XXX monthly ($XXX/XXX). Using the XXX monthly, DTI increased from XXX% to XXX%.
450002251		Qualifying Total Debt Income Ratio	XXX	XXX	It appears lender is using B2 YTD income to qualify; however due to B2 just starting this position on XXX/XXX/XXX, the YTD income does not support the monthly income, so QC Audit used Current gross pay of XXX per month resulting in a higher DTI of XXX%.
450002275		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used qualifying monthly income of XXX base pay only per Final 1003, Gets hourly rate of XXX and hour, worked XXX plus XXX hours shop pay totaling XXX hrs per week but no WVOE to verify guaranteed work hours. YTD paystub reflects variable income can not use unless verify likely to continue and history of receipt. XXX verified XXX qualifying monthly income as no WVOE or year end prior paystubs to verify guaranteed work hours or variable pay
450002301		Qualifying Total Debt Income Ratio	XXX	XXX	Audit HOA fee XXX a month based off annual fee of XXX from HOA Statement.
450002337		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used XXX taxes paid XX/XX/XXXX / XXX uses next due for XXX is XXX / XXX and increase in XXX in monthly debt
450002345		Qualifying Total Debt Income Ratio	XXX	XXX	Rounded value.
450002353		Qualifying Total Debt Income Ratio	XXX	XXX	Back end DTI after the bonus adjustment and the HOI and flood monthly correction.
450002361		Qualifying Total Debt Income Ratio	XXX	XXX	Income and liabilities match XXX% variance due to rounding
450002377		Qualifying Total Debt Income Ratio	XXX	XXX	DTI calculated is lower because the lender used XXX for HOA fee, the appraisal report shows HOA fee XXX Annually which is XXX per month. Documentation to support the use of XXX per month was noy provided.
450002429		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy in dti is due to the investment property, XXX XXX XXX Final 1003 shows the monthly rental income as (-$XXX).. Based on the property taxes XX and hoa documents in the file, the rental income is (-$XXX).
450002433		Qualifying Total Debt Income Ratio	XXX	XXX	Lender rounded up on the income and used XXX and XXX used the actual XXX income
450002437		Qualifying Total Debt Income Ratio	XXX	XXX	Per Appraisal subject in leasehold XXX annual document page XXX Lender did not include in PITIA- DTI variance is due to lender did not include ground rent XXX monthly
450002449		Qualifying Total Debt Income Ratio	XXX	XXX	Per the mortgage Statement, the P&I plus MI totals XXX and is higher than the lender's calculation. In addition, income calculation was slightly lower than lender at XXX loss.
450002467		Qualifying Total Debt Income Ratio	XXX	XXX	The system rounded.
450002477		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used calculation for a XXX hour work week of XXX XXX/XXX = XXX to qualify, however most recent paystub is for XXX work week (XXX bi-weekly) of XXX XXX/XXX = XXX causing DTI to increase.
450002487		Qualifying Total Debt Income Ratio	XXX	XXX	Property taxes confirmed to be XXX higher / mo than lender's calculation.
450002491		Qualifying Total Debt Income Ratio	XXX	XXX	Lender provided revised 1003 and XXX with DTI of XXX.
450002509		Qualifying Total Debt Income Ratio	XXX	XXX	Per XXX (page XXX), income and debt obligations match. Tape data may be rounded up
450002529		Qualifying Total Debt Income Ratio	XXX	XXX	Audit included the property taxes on the vacant land on XXX (calculated as follows: XXX / XXX = $XXX); reason for variance.
450002557		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used an HOA amount even though not a PUD per AVM and Deed of Trust
450002589		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed all numbers match. Discrepancy is one tenths.
450002599		Qualifying Total Debt Income Ratio	XXX	XXX	Lender documented XXX for Borrowers SSA income. Award letter States borrower to recieve XXX+XXX% giving a total of XXX per month which brought the DTI up from XXX% to XXX%.
450002611		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used XXX for taxes vs $XXX. Audit verified taxes from tax cert and appraisal.
450002623		Qualifying Total Debt Income Ratio	XXX	XXX	Verified, the lenders Total Obligations/Income XXXX
450002627		Qualifying Total Debt Income Ratio	XXX	XXX	DTI variance is due to Audit using slightly lower amount of overtime income $XXX-lender used XXX
450002653		Qualifying Total Debt Income Ratio	XXX	XXX	The difference is the HOA, the HOA Statement on page XXX show XXX and the XXX has XXX
450002675		Qualifying Total Debt Income Ratio	XXX	XXX	BWr is a wage earner who receives both base and commission income. Using both to qualify Bwr is paid XXX semi-monthly. XXX * XXX = XXX / XXX = XXX per month Commission income has been received over XXX years but has been declining. Will use YTD monthly avg as a conservative approach Commission income - XXX per month (YTD avg)
450002683		Qualifying Total Debt Income Ratio	XXX	XXX	Income calculation was slightly lower than lender's at -$XXX.
450002701		Qualifying Total Debt Income Ratio	XXX	XXX	due to taxes for subject higher of XXX vs XXX and Income 1 cent lower for XXX $XXX. Total all monthly payments is XXX /$XXX =XXX - max XXX%
450002711		Qualifying Total Debt Income Ratio	XXX	XXX	Reviewer used a lower income causing higher DTI. Reviewer is using the hourly base rate for the monthly income of $XXX. The lender submitted a monthly income of XXX
450002715		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed rounding-up DTI.
450002719		Qualifying Total Debt Income Ratio	XXX	XXX	Rounding
450002721		Qualifying Total Debt Income Ratio	XXX	XXX	B1 is a XXX with variable income. Lender used YTD XXX which was higher than previous years. Per Fannie Mae -If the trend in the amount of income is stable or increasing, the income amount should be averaged. Audit income is, using an average $XXX.
450002731		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed hazard expense of XXX per month vs lender's XXX per month
450002735		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy is due to 1st lien P&I. XXX reflects XXX mortgage Statement reflects XXX.
450002751		Qualifying Total Debt Income Ratio	XXX	XXX	Rounded up on tape
450002769		Qualifying Total Debt Income Ratio	XXX	XXX	The Lender improperly calculated the HOI and Flood Policy amount for a total of XXX a month, the actual HOI payment is XXX monthly, and the Flood is XXX per month, for a total of $XXX.
450002795		Qualifying Total Debt Income Ratio	XXX	XXX	TOTAL INCOME CONFIRMED $XXX/MTH -AND $XXX/MTH TOTAL DEBTS=XXX% DTIR CONFIRMED
450002807		Qualifying Total Debt Income Ratio	XXX	XXX	Based on the credit and income the DTI is XXX
450002857		Qualifying Total Debt Income Ratio	XXX	XXX	DTI discrepancy noted as lender included hazard XXX premium of XXX twice; file reflects XXX only
450002881		Qualifying Total Debt Income Ratio	XXX	XXX	DTI matches with lender. XXX% roundoff to XXX%. Roundoff verified.
450002939		Qualifying Total Debt Income Ratio	XXX	XXX	1st Lin Mortgage XXX did not appear to be included on final XXX
450002951		Qualifying Total Debt Income Ratio	XXX	XXX	Policy in file expired XXX/XXX/XXX. The amount on dec page in file does not match Lender's monthly HOI payment of XXX
450002959		Qualifying Total Debt Income Ratio	XXX	XXX	Audit revolving monthly debt payments of XXX a month greater than lenders calculation of XXX
450002969		Qualifying Total Debt Income Ratio	XXX	XXX	Income updated for B2. Grossed up SSI income instead of Annuity payment and used gross annuity payment not grossed up.
450002971		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used YTD and prior yr only average for OT income. XXX used YTD and prior 2yrs average. This caused the DTI to increase.
450003067		Qualifying Total Debt Income Ratio	XXX	XXX	The lender incorrectly included the escrow amount in the first lien’s principal and interest (P&I). The correct P&I is XXX instead of XXX As a result, the DTI calculation is inaccurate because the lender used an incorrect P&I amount for the first lien's mortgage.
450003095		Qualifying Total Debt Income Ratio	XXX	XXX	A minor difference with the bonus/tip income for B1 of $XXX. Also, the MI that is part of the 1st mortgage payment (as shown on mortgage Statement) was not included in the mortgage payment calculations on the XXX by lender. This of course has caused a very minor difference in the DTI of.XXX%.
450003109		Qualifying Total Debt Income Ratio	XXX	XXX	DTI updated with the lower monthly payment used for HOA dues. Premium Lender used is not supported.
450003135		Qualifying Total Debt Income Ratio	XXX	XXX	Lender used XXX for HOA on the property in XXX and per XXX the HOA is XXX which changed the negative income on this rental property to XXX from $XXX. XXXs is higher
450003151		Qualifying Total Debt Income Ratio	XXX	XXX	Audit income calculation used YTD average of Flight Pay, Vacation, and Holiday pay for a monthly average of XXX which is XXX less than the lender's calculation of $XXX.
450003157		Qualifying Total Debt Income Ratio	XXX	XXX	DTI- Income was submitted at $ XXX SS and Retirement income was XXX no evidence of HOA fee XXX Debts marked to be paid.
450003193		Qualifying Total Debt Income Ratio	XXX	XXX	Audit_calculated from diligence and verified income/expenses, {XXX}
450003231		Qualifying Total Debt Income Ratio	XXX	XXX	Lender qualified borrower wage income as XXX but as XXX i have taken conservative amount XXX hence DTI as slight difference XX/XX/XXXX
450003241		Qualifying Total Debt Income Ratio	XXX	XXX	Qualified income considered as conservative approach, hence slightly mismatching in DTI
450003245		Qualifying Total Debt Income Ratio	XXX	XXX	Income calculation was slightly lower.
450003341		Qualifying Total Debt Income Ratio	XXX	XXX	Total monthly obligations $XXX/Total monthly income $XXX= XXX% DTI
450003345		Qualifying Total Debt Income Ratio	XXX	XXX	XXX% is the correct DTI due to lender's XXX reflected a higher all other payment by XXX
450003347		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy is due to data entry. True Data is correct. Verified DTI is XXX%
450003361		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy is due to data entry. True Data is correct. Verified DTI is XXX%
450003373		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due decimals to the hundredths.
450003377		Qualifying Total Debt Income Ratio	XXX	XXX	Rounding and The Tape Data is notated in decimal and the true data is whole number.
450003431		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy due to decimals to the hundredths.